INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION (Schedule of NPI Summarized Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Current assets	$ 85,899	$ 90,298
Non-current assets	371,895	370,646
Current liabilities	(76,234)	(74,759)
Non-current liabilities	(247,786)	(240,846)
Net assets (liabilities) (100%)	191,500	165,700
Revenue	191,538	165,698	$ 50,463
Net and total profit (loss) (100%)	(14,688)	(18,483)	4,652
NeoPollard Interactive LLC [Member]
Disclosure of joint ventures [line items]
Current assets	39,224	25,812
Non-current assets	972	1,278
Current liabilities	(39,773)	(26,644)
Non-current liabilities	(1,671)	(2,132)
Net assets (liabilities) (100%)	(1,248)	(1,686)
Net assets (liabilities) (50%)	(624)	(843)
Adjustments	208	304
Company share of Joint Venture net assets (liabilities)	(416)	(539)
Revenue	118,790	84,533	64,032
Distribution expenses	59,815	49,093	44,970
Selling, general and marketing expenses	759	1,044	993
Depreciation	308	340	385
Net and total profit (loss) (100%)	57,908	34,056	17,684
Net and total profit (loss) (50%)	28,954	17,028	8,842
Adjustments	7,386	4,557	3,604
Share in profits of NPI	36,340	21,585	12,446
Distribution from NPI	$ 36,216	$ 21,294	$ 12,251